Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0002046386
Registrant Name	Medline Inc.
Registration File Number	333-296044
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES